Average Annual Total Returns{- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - Retail PRO-07 - Fidelity Convertible Securities Fund	Fidelity Convertible Securities Fund Return Before Taxes Past 1 year	Fidelity Convertible Securities Fund Return Before Taxes Past 5 years	Fidelity Convertible Securities Fund Return Before Taxes Past 10 years	Fidelity Convertible Securities Fund After Taxes on Distributions Past 1 year	Fidelity Convertible Securities Fund After Taxes on Distributions Past 5 years	Fidelity Convertible Securities Fund After Taxes on Distributions Past 10 years	Fidelity Convertible Securities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Convertible Securities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Convertible Securities Fund After Taxes on Distributions and Sales Past 10 years	ML014 Past 1 year	ML014 Past 5 years	ML014 Past 10 years
Total	42.59%	15.98%	10.81%	37.91%	13.46%	8.73%	26.31%	11.70%	7.85%	46.22%	17.76%	12.59%